Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepayments and Other Current Assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Prepayment for service	1,672	11,157	1,618
Unbilled revenue (Note 15)	—	10,800	1,566
Deductible value-added tax input	16,487	8,976	1,301
Prepayment for acquisition of inventories	8,286	6,910	1,002
Loans receivable – current portion (Note 9)	—	4,000	580
Staff advances	1,257	940	136
Others	1,693	2,400	347

	29,395	45,183	6,550